Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination	The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of USD
Cash and cash equivalents	1,141
Trade receivables	412
Other current assets	77
Property and equipment	58
Customer relationship (i)	6,780
Software (i)	310
Right-of-use assets (ii)	722
Accounts payable	(1,212)
Lease liabilities	(446)
Taxes payable	(148)
Deferred revenue	(1,297)
Loans and financing (iii)	(8,038)
Other non-current liabilities	(588)
Deferred tax liabilities (iv)	(1,548)
Net identifiable assets acquired	(3,777)
Add: goodwill (v)	10,707

Net assets acquired	6,930

Summary of Intangible Assets Acquired
(i)	The intangible assets acquired comprises:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Customer relationship	Multi-period excess earnings method	6,780	8
Software	Relief from royalty method	310	3

Schedule of Accounts Payable from Acquisition of Subsidiaries

	December 31, 2021	December 31, 2020
Fixed installment—cash	1,470	2,049
Fixed installment—shares	—	203
Earn-out—cash	2,790	323
Earn-out—shares	—	194
Earn-out—cash or shares	—	25

Current	4,260	2,794

Fixed installment—cash	—	1,206
Earn-out—cash	2,163	—
Earn-out—share	—	—

Non-current	2,163	1,206
Total	6,423	4,000

Schedule of Payment for Acquisition of Subsidiaries	As of December 31, 2021, the outstanding balances segregated by maturity are as follows:

Date	Thousands of USD
2022	4,260
2023	2,163

6,423

Schedule of Changes in Balance Payable from Acquisition of Subsidiaries

	2021	2020
At January 1	4,000	9,433
Addition due to acquisition—installments	1,880	—
Addition due to acquisition – earn-out	6,483	—
Payments of principal/finance charges—installments	(3,556)	(2,242)
Payments of principal/finance charges – earn-out	(1,378)	(1,254)
Fixed installments adjustment	44	—
Earn-out adjustment	(785)	(724)
Accrued interest and others	62	679
Exchange rate differences	(327)	(1,892)
At December 31	6,423	4,000

Escuela De Internet [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination
The assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of USD
Cash and cash equivalents	20
Trade receivables	4
Prepaid expenses	13
Recoverable taxes	177

Property and equipment, net	12
Intellectual property	729
Deferred tax liabilities	(219)
Accounts payable	(373)
Loans and Financing	(164)

Taxes payable	(316)

Net identifiable assets acquired	(117)
Add: goodwill	117

Net assets acquired	—

Write-off intangible acquired	(117)

Net assets acquired adjusted	(117)

Summary of Intangible Assets Acquired	The intangible assets acquired comprises:

Asset	Valuation Methodology	Estimated Fair Value in thousands of U.S. dollars	Estimated useful life in years
Intellectual property	Relief from Royalties	729	5

Schedule of Purchase Consideration Cash Outflow

Outflow of cash to acquire subsidiary, net of cash acquired	In thousands of USD
Cash consideration	—
Less: Balances acquired
Cash	20

Net inflow of cash – investing activities	20

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of USD
Cash consideration	209
Less: Balances acquired	—
Cash	(1,141)

Net outflow of cash – investing activities	(932)

Outflow of cash to acquire subsidiary, net of cash acquired	Thousands of US$
Cash consideration	1,816
Less: Balances acquired	—
Cash	(106)

Net outflow of cash – investing activities	1,710

Work Area [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Detailed Information about Business Combination
Details of purchase consideration are as follows:

Thousands of USD
Amount paid in cash at the acquisition date (i)	209
Amount paid in installments in cash	465
Amount of earn-out to be paid in cash	6,256

Total consideration	6,930

Suiteshare [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Summary of Transactions Recognised Separately from Acquisition of Assets and Assumption of Liabilities in Business Combination
The fair value amount of assets and liabilities recognized as a result of the acquisition are as follows:

Thousands of USD
Cash and cash equivalents	106
Property and equipment	4
Client portfolio	1
Trademark	220
Non-compete clause	145
Software	1,209
Accounts payable	(46)
Taxes payable	(9)
Net identifiable assets acquired	1,630
Add: goodwill	1,828

Net assets acquired	3,458

Summary of Detailed Information about Business Combination
Details of the purchase consideration are as follows:

Thousands of US$
Amount paid in cash at the acquisition date (i)	1,816
Amount paid in shares	1,264
Amount paid in installments	151
Amount of earn-out to be paid in cash (ii)	227

Total consideration	3,458

(i)	US$ 1,816 was paid on the acquisition date directly to the sellers.
(ii)	According to the sales and purchase agreement (“SPA”), the seller could receive a maximum earn-out of US$ 1,699 which will be calculated and paid based on the Annual Recurring Revenue of Suiteshare.